Shareholders' Equity (Share Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shareholders' Equity [Abstract]
Outstanding, beginning balance	735,519	1,195,085	1,234,199
Granted	296,000	75,000	134,010
Forfeited and cancelled	(108,724)	(174,915)	(173,124)
Exercised	(88,996)	(359,651)
Outstanding, ending balance	833,799	735,519	1,195,085
Vested at year end	423,291	368,016	395,395
Vested and expected to vest at December 31, 2014	800,958
Exercisable at December 31, 2014	423,291
Weighted average exercise price, Outstanding, beginning balance	$ 2.99	$ 3.15	$ 3.31
Weighted average exercise price, Granted	$ 3.53	$ 1.73	$ 1.60
Weighted average exercise price, Forfeited and cancelled	$ 2.47	$ 2.96	$ 3.11
Weighted average exercise price, Exercised	$ 2.14	$ 3.26
Weighted average exercise price, Outstanding, ending balance	$ 3.34	$ 2.99	$ 3.15
Weighted exercise price, Vested at year end	$ 3.56	$ 3.42	$ 3.29
Weighted average exercise price, Vested and expected to vest at December 31, 2014	$ 3.34
Weighted average exercise price, Exercisable at December 31, 2014	$ 3.56
Weighted average Remaining Contractual term (years), Outstanding	8 months 23 days
Weighted average Remaining Contractual term (years), Vested and expected to vest	8 months 23 days
Weighted average Remaining Contractual term (years), Exercisable	3 years
Aggregate intrinsic Value, Outstanding	$ 205,660	$ 813,000	$ 42,000
Aggregate intrinsic Value, Outstanding, Vested and expected to vest	189,200
Aggregate intrinsic Value, Exercisable	$ 87,680	$ 275,000	$ 0